ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE RESERVE INVESTMENT FUND
Unaudited		February 29, 2008
Portfolio of Investments ‡
(Amounts in 000s)	$ Par	Value

ASSET BACKED SECURITIES 0.6%
Capital Auto Receivables Asset Trust
Series 2008-1, Class A2
3.386%, 2/17/09 (1)	21,000	21,000
DaimlerChrysler Auto Trust
Series 2008-A, Class A1
3.152%, 3/9/09 (1)	13,500	13,500
Ford Credit Auto Owner Trust
Series 2007-B, Class A1
5.292%, 10/15/08 (1)	7,826	7,826
Ford Credit Auto Owner Trust
Series 2008-A, Class A1
4.018%, 2/13/09 (1)	9,970	9,970
Total Asset Backed Securities (Cost $52,296)		52,296
BANK NOTE 3.0%
BB&T, 4.81%, 5/19/08	82,000	82,000
Key Bank, 4.412%, 3/18/08	9,000	8,997
National City Bank, VR, 3.119%, 3/13/08	38,000	38,000
PNC Bank, VR, 3.069%, 6/17/08	50,000	49,997
Regions Bank, 3.00%, 3/25/08	22,000	22,000
U.S. Bank, 2.90%, 5/13/08	76,000	76,000
Total Bank Note (Cost $276,994)		276,994
CERTIFICATES OF DEPOSIT 17.9%
Domestic 3.3% (2)
Bank of New York, VR, 3.132%, 5/2/08	3,000	3,000
DEPFA Bank, 3.09%, 3/3/08	50,000	50,000
Dexia Credit, 3.05%, 3/25/08	50,000	50,000
Dexia Credit, VR, 3.075%, 3/28/08	6,000	6,000
HSBC Bank, 5.03%, 4/4/08	87,500	87,500
Marshall & Ilsley Bank, 4.35%, 4/10/08	34,000	34,003
Wachovia Bank, VR, 4.653%, 1/12/09	24,500	24,500
Wilmington Trust, 3.75%, 6/18/08	43,000	43,000
Wilmington Trust, 4.75%, 6/26/08	12,900	12,900
		310,903
Eurodollar 2.8% (3)
ABN AMRO Bank, 3.12%, 3/5/08	73,000	73,000
Banco Santander, 2.96%, 8/8/08	39,000	39,005
Barclays Bank, 3.193%, 7/24/08	60,000	60,000
BBVA Finance Delaware, 4.05%, 7/11/08	12,000	12,000
Credit Agricole, 3.75%, 7/22/08	15,000	15,000
National Australia Bank, 3.08%, 4/4/08	36,000	36,001
Societe Generale, 4.75%, 4/2/08	28,000	28,000
		263,006
Yankee 11.8% (4)
Allied Irish Bank, 3.20%, 7/23/08	24,000	24,000
Banco Bilbao Vizcaya, 4.90%, 3/24/08	26,000	26,000
Banco Bilbao Vizcaya, 5.415%, 3/17/08	7,000	7,000
Bank of Montreal (Chicago), 5.16%, 3/4/08	76,000	76,000
Bank of Nova Scotia, 2.95%, 5/13/08	29,000	29,000
Bank of Nova Scotia, VR, 3.086%, 4/2/08	27,000	26,999
Bank of Scotland, 5.14%, 3/13/08	38,000	38,000
Barclays Bank (New York), 5.07%, 3/3/08	53,000	53,000
BNP Paribas, 5.10%, 3/11/08	11,000	11,000
BNP Paribas, 5.25%, 4/10/08	22,000	22,031
Calyon (New York), 4.94%, 3/14/08	53,000	53,000
Canadian Imperial Bank of Commerce, VR, 3.211%, 3/17/08	48,000	48,003
Deutsche Bank, 3.80%, 4/17/08	78,750	78,750
Fortis Bank, 3.25%, 4/25/08	24,000	24,000
Fortis Bank, 4.00%, 7/11/08	50,000	50,000
National Bank of Canada, VR, 3.369%, 2/27/09	35,000	35,000
National Bank of Canada, VR, 3.443%, 7/8/08	12,000	12,000
Nordea Bank Finland, 4.61%, 11/5/08	17,000	17,094
Nordea Bank Finland, VR, 3.064%, 3/31/08	15,000	15,000
Rabobank Nederland, 3.07%, 3/19/08	13,000	13,000
Rabobank Nederland, 5.00%, 3/10/08	50,000	50,000
Royal Bank of Canada, VR, 3.089%, 4/3/08	48,000	47,999
Royal Bank of Canada, VR, 3.089%, 4/4/08	18,000	17,999
Royal Bank of Scotland, VR, 3.065%, 3/26/08	32,500	32,500
Royal Bank of Scotland, VR, 3.089%, 4/3/08	50,000	49,998
Skandinaviska Enskilda Banken, 3.815%, 4/22/08	44,000	44,000
Swedbank, VR, 3.094%, 4/3/08	16,000	16,000
Toronto-Dominion Bank, 4.85%, 6/6/08	32,000	32,000
Toronto-Dominion Bank, 5.10%, 3/31/08	58,000	58,000
UBS, 4.75%, 5/7/08	91,000	91,000
		1,098,373
Total Certificates of Deposit (Cost $1,672,282)		1,672,282
COMMERCIAL PAPER 50.7%
4(2) 36.8% (5)
Alpine Securitization, 3.05%, 5/9/08	6,700	6,661
Alpine Securitization, 3.15%, 3/3/08	1,000	1,000
Alpine Securitization, 3.23%, 4/10/08	50,000	49,821
Atlantic Asset Securitization, 3.00%, 5/9/08	69,000	68,603
Atlantic Asset Securitization, 3.10%, 5/16/08	47,000	46,692
Atlantic Asset Securitization, 3.33%, 3/3/08	18,000	17,997
Bank of America Credit Card Trust, 4.03%, 4/10/08	29,300	29,169
Bank of America Credit Card Trust, 4.35%, 4/9/08	44,000	43,793
Bank of America Credit Card Trust, 4.40%, 4/7/08	46,700	46,489
Bank of America Credit Card Trust, 5.60%, 3/13/08	23,100	23,057
Bank of Ireland, 3.045%, 5/7/08	22,129	22,004
BASF Group, 4.01%, 5/15/08	16,450	16,313
BASF Group, 4.22%, 3/31/08	19,000	18,933
BASF Group, 4.25%, 3/27/08	28,000	27,914
BMW U.S. Capital, 3.83%, 3/19/08	13,000	12,975
BP Capital Markets, 4.18%, 3/28/08	41,150	41,021
BP Capital Markets, 4.375%, 3/31/08	75,000	74,727
Bryant Park Funding, 3.05%, 5/12/08	17,000	16,896
Bryant Park Funding, 3.18%, 3/14/08	6,000	5,993
Bryant Park Funding, 3.20%, 3/6/08	45,000	44,980
Bryant Park Funding, 3.20%, 4/21/08	20,000	19,909
Bryant Park Funding, 3.25%, 3/19/08	30,000	29,951
Bryant Park Funding, 3.25%, 3/25/08	5,000	4,989
Bryant Park Funding, 3.30%, 3/7/08	8,511	8,506
Cafco, 3.10%, 3/13/08	10,000	9,990
Cafco, 3.15%, 5/22/08	5,000	4,964
Cafco, 3.16%, 5/22/08	21,500	21,345
Cafco, 3.17%, 5/16/08	15,350	15,247
Cafco, 3.51%, 4/17/08	10,100	10,054
Cafco, 3.90%, 3/13/08	68,000	67,912
Cargill Global Funding, 4.90%, 3/3/08	35,000	34,990
Chariot Funding, 3.10%, 5/6/08	55,000	54,687
Chariot Funding, 3.15%, 3/5/08	35,000	34,988
Chariot Funding, 3.25%, 3/3/08	12,000	11,998
Chariot Funding, 3.30%, 3/26/08	20,700	20,653
Ciesco, 3.13%, 3/19/08	50,000	49,922
Ciesco, 3.16%, 5/22/08	3,000	2,978
Ciesco, 3.20%, 7/25/08	64,500	63,663
Ciesco, 3.93%, 3/24/08	18,500	18,454
Citibank Credit Card Issuance Trust, 3.35%, 4/29/08	67,000	66,632
Citibank Credit Card Issuance Trust, 3.40%, 5/9/08	800	795
Citibank Credit Card Issuance Trust, 4.00%, 4/18/08	68,000	67,637
Consolidated Edison, 3.45%, 3/3/08	45,000	44,991
CRC Funding, 3.10%, 3/19/08	30,000	29,954
CRC Funding, 3.10%, 3/20/08	19,000	18,969
CRC Funding, 3.14%, 3/26/08	8,000	7,983
CRC Funding, 3.15%, 4/10/08	12,000	11,958
CRC Funding, 3.16%, 5/29/08	50,000	49,609
CRC Funding, 3.55%, 3/20/08	6,800	6,787
CRC Funding, 4.25%, 3/20/08	2,000	1,996
Du Pont de Nemours, 2.94%, 3/5/08	11,197	11,193
Eksportfinans, 4.64%, 5/7/08	125,000	123,921
Fairway Finance, 3.12%, 5/9/08	6,500	6,461
Fairway Finance, 3.15%, 3/14/08	44,000	43,950
Fairway Finance, 3.18%, 4/4/08	10,000	9,970
Fairway Finance, 3.20%, 4/4/08	21,000	20,937
Fairway Finance, 3.28%, 4/11/08	48,600	48,418
Falcon Asset Securitization, 3.10%, 5/6/08	25,000	24,858
Falcon Asset Securitization, 3.15%, 3/3/08	30,000	29,995
Falcon Asset Securitization, 3.15%, 4/24/08	5,862	5,834
Falcon Asset Securitization, 3.17%, 3/5/08	24,440	24,431
Falcon Asset Securitization, 3.20%, 3/4/08	42,000	41,989
Grampian Funding, 3.10%, 6/3/08	25,000	24,798
Grampian Funding, 3.12%, 5/27/08	10,000	9,925
Grampian Funding, 3.20%, 4/28/08	23,000	22,881
Grampian Funding, 4.82%, 3/27/08	28,400	28,301
Grampian Funding, 4.82%, 3/31/08	49,750	49,550
Hartford Financial Services Group, 3.05%, 3/11/08	30,900	30,874
Jupiter Securitization, 3.10%, 3/7/08	35,500	35,482
Jupiter Securitization, 3.10%, 3/10/08	45,755	45,720
Jupiter Securitization, 3.18%, 3/4/08	8,000	7,998
Jupiter Securitization, 3.80%, 4/18/08	40,000	39,797
Kitty Hawk Funding, 3.08%, 4/10/08	4,300	4,285
Kitty Hawk Funding, 3.08%, 4/15/08	4,689	4,671
Kitty Hawk Funding, 3.30%, 3/17/08	3,639	3,634
Kitty Hawk Funding, 4.80%, 3/20/08	5,832	5,817
Lehman Brothers, 3.10%, 3/27/08	35,000	34,922
MassMutual Life Insurance, 3.01%, 3/10/08	25,000	24,981
Natixis, 3.05%, 3/3/08	42,000	41,993
Natixis, 3.07%, 3/4/08	41,000	40,990
Natixis, 3.08%, 3/11/08	30,000	29,974
Nestle Finance France, 2.77%, 6/5/08	50,000	49,631
New York Life Capital, 3.00%, 3/4/08	19,120	19,115
New York Life Capital, 3.00%, 3/12/08	56,468	56,416
Old Line Funding, 3.15%, 5/2/08	11,850	11,786
Old Line Funding, 3.20%, 4/18/08	39,465	39,297
Old Line Funding, 3.20%, 4/21/08	27,333	27,209
Old Line Funding, 3.25%, 3/3/08	26,806	26,801
Old Line Funding, 3.25%, 4/18/08	5,000	4,978
Pacific Life Insurance, 3.01%, 3/3/08	10,000	9,998
Park Avenue Receivables, 3.05%, 4/22/08	50,000	49,780
Park Avenue Receivables, 3.10%, 4/7/08	15,300	15,251
Park Avenue Receivables, 3.10%, 4/22/08	4,035	4,017
Park Avenue Receivables, 3.15%, 4/28/08	25,000	24,873
Park Avenue Receivables, 3.30%, 3/24/08	5,000	4,989
Park Avenue Receivables, 5.00%, 3/13/08	29,500	29,451
Pfizer, 4.40%, 6/10/08	125,000	123,457
Ranger Funding, 3.00%, 4/24/08	64,621	64,330
Ranger Funding, 3.25%, 3/18/08	5,000	4,992
Ranger Funding, 4.10%, 4/18/08	24,500	24,366
Ranger Funding, 4.55%, 3/7/08	30,700	30,677
Royal Bank of Scotland, 4.82%, 6/12/08	30,500	30,079
Skandinaviska Enskilda Banken, 3.17%, 7/25/08	10,000	9,871
Solitaire Funding, 3.20%, 5/14/08	25,500	25,332
Solitaire Funding, 3.25%, 4/15/08	7,000	6,972
Solitaire Funding, 4.30%, 4/11/08	16,750	16,668
Solitaire Funding, 4.62%, 4/17/08	21,000	20,873
Total Fina Elf Capital, 4.25%, 3/28/08	89,250	88,966
Tulip Funding, 3.14%, 5/30/08	27,000	26,788
Tulip Funding, 3.17%, 5/7/08	34,000	33,799
Tulip Funding, 3.30%, 3/18/08	23,000	22,964
UPS, 4.30%, 3/31/08	47,750	47,579
Variable Funding Capital, 3.16%, 3/11/08	18,000	17,984
Variable Funding Capital, 3.188%, 3/7/08	16,000	16,000
Variable Funding Capital, 4.01%, 3/14/08	30,250	30,206
Westpac Banking, 3.07%, 5/5/08	7,000	6,961
Westpac Banking, 5.01%, 3/7/08	3,000	2,998
Westpac Securities, 3.351%, 1/28/09	54,000	54,000
Yorktown Capital, 3.10%, 4/11/08	19,863	19,793
Yorktown Capital, 3.10%, 4/14/08	1,000	996
Yorktown Capital, 3.25%, 3/25/08	17,473	17,435
Yorktown Capital, 3.27%, 3/6/08	5,000	4,998
Yorktown Capital, 3.82%, 4/11/08	23,797	23,693
		3,432,468
Non-4(2) 13.9%
Bank of America, 3.03%, 3/3/08	6,936	6,935
Bank of America, 4.46%, 4/4/08	60,000	59,747
Calyon North America, 5.045%, 3/5/08	50,000	49,972
CBA Finance, 4.28%, 4/9/08	25,000	24,884
CBA Finance, 4.52%, 4/2/08	28,420	28,306
CBA Finance, 4.905%, 3/17/08	37,000	36,919
Citigroup Funding, 4.74%, 3/20/08	69,000	68,827
Citigroup Funding, 4.85%, 3/14/08	5,000	4,991
Cornell University, 3.00%, 3/20/08	21,700	21,666
DaimlerChrysler Revolving Auto, 3.17%, 3/17/08	5,312	5,305
DaimlerChrysler Revolving Auto, 3.20%, 5/9/08	50,000	49,693
DaimlerChrysler Revolving Auto, 3.91%, 4/8/08	5,300	5,278
Dexia Delaware, 3.025%, 3/4/08	13,322	13,319
Dexia Delaware, 3.065%, 3/4/08	27,000	26,993
DnB NOR Bank, 3.00%, 5/30/08	10,000	9,925
DnB NOR Bank, 4.65%, 3/31/08	46,400	46,220
Duke University, 2.90%, 4/3/08	3,600	3,590
Electricite de France, 4.40%, 3/3/08	10,000	9,998
Electricite de France, 4.40%, 3/5/08	7,000	6,997
FCAR Owner Trust, 3.30%, 4/21/08	3,201	3,186
FCAR Owner Trust, 3.46%, 3/20/08	5,000	4,991
FCAR Owner Trust, 4.00%, 4/25/08	2,000	1,988
FCAR Owner Trust, 4.06%, 6/24/08	18,500	18,260
FCAR Owner Trust, 4.45%, 4/14/08	6,000	5,967
FCAR Owner Trust, 5.30%, 3/26/08	49,000	48,820
FCAR Owner Trust, 5.51%, 3/27/08	39,000	38,845
GE, 2.92%, 3/27/08	2,000	1,996
GE Capital, 4.78%, 3/25/08	83,000	82,735
ING Funding, 3.75%, 5/20/08	32,000	31,733
International Lease Finance, 3.01%, 3/17/08	25,000	24,967
Intesa Funding, 3.06%, 3/19/08	4,000	3,994
Intesa Funding, 4.70%, 6/9/08	32,500	32,076
Johns Hopkins University, 3.15%, 3/25/08	9,338	9,338
KBC Financial Products, 2.97%, 5/15/08	56,000	55,653
Merrill Lynch, 3.09%, 5/12/08	24,500	24,349
Morgan Stanley Dean Witter, 5.01%, 3/20/08	8,000	7,979
New York State Power Authority, 3.00%, 3/19/08	11,230	11,213
Nordea North America, 3.00%, 3/11/08	25,000	24,979
President & Fellows of Harvard University, 4.07%, 3/10/08	12,700	12,687
Procter & Gamble International Funding, 4.43%, 3/14/08	42,000	41,933
Queensland Treasury, 4.45%, 3/6/08	15,000	14,991
Rabobank Financial, 3.00%, 3/3/08	15,000	14,997
Rabobank Financial, 3.04%, 3/27/08	11,500	11,475
Rabobank Financial, 4.75%, 3/12/08	45,000	44,935
Siemens Capital, 4.26%, 3/31/08	69,000	68,755
St. Joseph County, 3.10%, 3/7/08	50,000	49,974
Texas Agriculture Finance Authority, 3.00%, 4/3/08	20,000	19,945
Toyota Motor Credit, 4.30%, 5/1/08	100,000	99,271
Toyota Motor Credit, 4.50%, 3/13/08	10,000	9,985
		1,301,582
Total Commercial Paper (Cost $4,734,050)		4,734,050
FUNDING AGREEMENTS 0.7%
Genworth Life Insurance, VR, 4.523%, 4/11/08
Acquisition Date: 4/10/07, Acquisition Cost $24,000 (6)	24,000	24,000
Transamerica Occidental Life Insurance, VR, 3.414%, 9/30/08
Acquisition Date: 11/1/04, Acquisition Cost $40,000 (6)	40,000	40,000
Total Funding Agreements (Cost $64,000)		64,000

MEDIUM-TERM NOTES 22.7%
3M, VR, 5.827%, 12/12/08 (1)	50,000	50,504
Allied Irish Bank, VR, 3.099%, 8/18/08 (1)	55,000	55,000
Allstate Life Global Funding II, VR, 3.144%, 9/4/08	15,000	15,000
Allstate Life Global Funding II, VR, 4.83%, 6/30/08	50,000	50,004
American General Finance, VR, 4.988%, 6/27/08	9,000	9,004
American Honda Finance, VR, 4.347%, 4/14/08 (1)	27,750	27,750
American Honda Finance, VR, 4.904%, 6/23/08 (1)	5,000	5,001
Anglo Irish Bank, VR, 3.181%, 9/5/08 (1)	35,250	35,250
Australia & New Zealand Banking, VR, 3.155%, 8/22/08 (1)	50,050	50,051
Australia & New Zealand Banking, VR, 5.111%, 7/3/08 (1)	35,000	35,000
Banco Santander Totta, VR, 3.129%, 8/15/08 (1)	40,000	40,000
Bank of Ireland, VR, 3.109%, 8/18/08	43,000	43,000
Bank of New York Mellon, VR, 3.124%, 9/11/08 (1)	50,000	50,000
Bank of New York Mellon, VR, 3.165%, 9/9/08 (1)	40,000	40,004
BBVA Senior Unipersonal, VR, 4.018%, 4/17/08 (1)	34,000	34,007
BMW U.S. Capital, VR, 3.141%, 9/4/08 (1)	45,000	45,000
BNP Paribas, VR, 3.06%, 5/19/08 (1)	60,000	60,000
Caterpillar Financial Services, VR, 3.314%, 10/28/08	22,000	21,986
Citigroup, VR, 3.162%, 5/2/08	50,000	50,007
Danske Bank, VR, 3.084%, 8/19/08 (1)	79,500	79,500
GE Capital, VR, 3.176%, 5/19/08	10,500	10,502
Goldman Sachs, VR, 3.314%, 5/2/08	57,000	57,000
HBOS Treasury Services, VR, 3.208%, 9/5/08 (1)	50,000	50,000
HBOS Treasury Services, VR, 3.165%, 9/8/08	11,000	11,000
IBM, VR, 3.104%, 9/2/08 (1)	31,000	30,999
IBM, VR, 3.223%, 9/8/08 (1)	35,000	35,006
ING Verzekeringen, VR, 3.134%, 9/3/08 (1)	50,000	50,000
Intesa Bank Ireland, VR, 3.145%, 8/22/08	43,000	43,000
Irish Life & Permanent, VR, 3.158%, 8/21/08 (1)	60,000	60,000
Jackson National Life Global Funding, 3.50%, 1/22/09 (1)	6,000	5,986
John Deere Capital, VR, 4.308%, 7/15/08	35,000	35,008
JPMorgan Chase, VR, 3.134%, 9/2/08	34,000	34,000
JPMorgan Chase, VR, 3.145%, 9/11/08	24,500	24,500
Kimberly-Clark, 4.42%, 12/19/08 (1)	38,000	37,961
Kommunalkredit Austria, VR, 3.175%, 9/8/08 (1)	53,750	53,750
Lehman Brothers, VR, 4.878%, 9/26/08	25,000	25,000
Links Finance, VR, 4.413%, 7/11/08 (1)	23,000	22,999
Lloyds TSB, VR, 3.151%, 9/6/08 (1)	120,000	120,000
Merrill Lynch, VR, 3.154%, 5/27/08	13,000	13,002
Merrill Lynch, VR, 3.259%, 8/15/08	25,000	25,000
MetLife Global Funding, 3.80%, 1/20/09 (1)	25,000	25,000
MetLife Global Funding, VR, 3.221%, 9/12/08 (1)	10,000	10,005
Morgan Stanley, VR, 3.361%, 4/25/08	43,000	43,004
Morgan Stanley, VR, 5.201%, 3/7/08	25,000	25,001
National Australia Bank, VR, 3.208%, 9/5/08 (1)	11,500	11,500
National Australia Bank, VR, 4.543%, 4/11/08	15,000	15,002
Nationwide Building Society, VR, 3.278%, 9/7/08 (1)	37,000	37,000
Nationwide Life Global Funding, VR, 3.124%, 8/27/08 (1)	60,000	60,000
Pacific Life Global Funding, VR, 4.523%, 8/8/08 (1)	48,000	48,000
Pricoa Global Funding, VR, 3.124%, 8/27/08 (1)	58,750	58,750
Royal Bank of Canada, VR, 3.151%, 9/5/08 (1)	13,000	13,000
Royal Bank of Scotland, VR, 4.453%, 4/11/08 (1)	14,000	13,998
Sigma Finance, VR, 3.135%, 4/10/08 (1)	27,000	27,000
SLM Corporation, VR, 3.154%, 5/12/08 (1)	55,000	55,000
Svenska Handelsbanken, VR, 3.101%, 8/20/08 (1)	39,000	39,000
Toyota Motor Credit, VR, 4.248%, 4/15/08	11,000	11,000
Unicredito Italian Bank, VR, 4.433%, 8/8/08 (1)	60,000	60,000
Wachovia, 3.625%, 2/17/09	7,000	7,000
Wachovia Bank, 4.375%, 8/15/08	5,755	5,745
Westpac Banking, VR, 3.171%, 9/5/08 (1)	17,000	17,000
Total Medium-Term Notes (Cost $2,122,786)		2,122,786

MUNICIPAL SECURITIES 4.5%
Baltimore County, Oak Crest Village, VRDN, 3.15%, 1/1/17	12,980	12,980
Brazos Higher Ed. Auth., VRDN, 3.39%, 6/1/39	16,400	16,400
Catholic Health Initiatives, TECP, 3.00%, 5/21/08	40,000	40,000
Catholic Health Initiatives, TECP, 3.08%, 6/5/08	4,500	4,500
Catholic Health Initiatives, TECP, 4.35%, 4/3/08	2,000	2,000
Catholic Health Initiatives, TECP, 4.85%, 5/2/08	5,000	5,000
Catholic Health Initiatives, TECP, 4.90%, 3/6/08	14,000	14,000
Colorado Housing Fin. Auth., Multi-Family
VRDN, 5.00%, 10/1/34	14,655	14,655
Colorado Housing Fin. Auth., Multi-Family
VRDN, 5.00%, 4/1/36	20,135	20,135
Colorado Housing Fin. Auth., Multi-Family
VRDN, 5.00%, 10/1/36	12,675	12,675
Colorado Housing Fin. Auth., Multi-Family
VRDN, 5.00%, 10/1/38	26,000	26,000
Colorado Housing Fin. Auth., Single Family
VRDN, 5.00%, 11/1/33	10,045	10,045
Colorado Housing Fin. Auth., Single Family
VRDN, 5.00%, 11/1/33	9,595	9,595
Colorado Housing Fin. Auth., Single Family
VRDN, 5.00%, 11/1/34	13,430	13,430
Colorado Housing Fin. Auth., Single Family
VRDN, 5.00%, 11/1/36	15,905	15,905
Colorado Housing Fin. Auth., Single Family
VRDN, 5.00%, 5/1/38	16,500	16,500
Gaithersburg, Asbury Obligation Group, VRDN, 3.15%, 1/1/36	12,920	12,920
Maryland CDA, Residential, VRDN, 4.05%, 9/1/31	34,540	34,540
Maryland CDA, Residential, VRDN, 4.05%, 9/1/31	18,860	18,860
Michigan Housing Dev. Auth., Single Family
VRDN, 5.00%, 12/1/36	9,230	9,230
Ohio Housing Fin. Agency, VRDN, 3.15%, 9/1/29	50,750	50,750
Pennsylvania Housing Fin. Agency, Single Family
VRDN, 3.12%, 4/1/38	24,815	24,815
Texas, Veterans Housing, VRDN, 3.15%, 6/1/21	19,000	19,000
Univ. of North Carolina Board of Governors, Chapel Hill
TECP, 4.75%, 3/7/08	6,000	6,000
Univ. of Texas, Board of Regents, TECP, 3.18%, 3/26/08	7,808	7,808
Total Municipal Securities (Cost $417,743)		417,743

REPURCHASE AGREEMENTS 0.6% (7)
Credit Suisse First Boston, Tri-Party, Dated 2/29/08, 1.85%
Delivery Value of $58,382 on 3/3/08	58,373	58,373
Total Repurchase Agreements (Cost $58,373)		58,373

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.6%
Federal Home Loan Bank, 2.75%, 2/20/09	30,000	30,000
Federal Home Loan Bank, 2.90%, 3/17/09	22,000	22,000
Total U.S. Government Agency Obligations (Cost $52,000)		52,000

Total Investments in Securities
101.3% of Net Assets (Cost $9,450,524)		$9,450,524

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$1,601,317 and represents 17.2% of net assets.
(2)	Domestic certificates of deposit are issued by domestic branches of U.S. banks.
(3)	Eurodollar certificates of deposit are issued by foreign branches of U.S. or foreign banks.
(4)	Yankee certificates of deposit are issued by U.S. branches of foreign banks.
(5)	Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period end amounts to $3,432,468 and represents 36.8% of net assets.
(6)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $64,000 and represents 0.7% of net assets.
(7)	Collateralized by U.S. government securities valued at $59,543 at
February 29, 2008 - See Note 2
CDA	Community Development Administration/Authority
TECP	Tax-Exempt Commercial Paper
VR	Variable Rate; rate shown is effective rate at period-end.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par)
on specified dates (generally daily or weekly) upon required notification; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND
Unaudited		February 29, 2008
Portfolio of Investments ‡
(Amounts in 000s)	$ Par	Value

REPURCHASE AGREEMENTS 100.0% (1)
Credit Suisse First Boston, Tri-Party, Dated 2/29/08, 1.85%
Delivery Value of $280,063 on 3/3/08	280,020	280,020
Deutsche Bank, Tri-Party, Dated 2/29/08, 1.80%
Delivery Value of $500,074 on 3/3/08	500,000	500,000
Merrill Lynch, Tri-Party, Dated 2/29/08, 1.75%
Delivery Value of $250,036 on 3/3/08	250,000	250,000
Wachovia Securities, Tri-Party, Dated 2/29/08, 1.85%
Delivery Value of $53,511 on 3/3/08	53,503	53,503
Total Repurchase Agreements (Cost $1,083,523)		1,083,523

Total Investments in Securities
100.0% of Net Assets (Cost $1,083,523)		$ 1,083,523

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Collateralized by U.S. government securities valued at $1,097,612 at
February 29, 2008 - See Note 2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC.
Unaudited	February 29, 2008

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Reserve Investment Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the Act) as a diversified, open-end management investment company. T. Rowe Price Reserve Investment Fund (T. Rowe Price Reserve Fund) and T. Rowe Price Government Reserve Investment Fund (T. Rowe Price Government Reserve Fund) are two portfolios (collectively, the T. Rowe Price Reserve Investment Funds) established by the corporation.

The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates (Price Associates) and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds seek preservation of capital, liquidity, and, consistent with these goals, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Securities are valued at amortized cost. Investments for which such valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds’ Board of Directors.

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement In September 2006, the Financial Accounting Standards Board released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the funds’ fiscal years beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the funds’ net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with each funds' investment objectives, the funds engage in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program and risk factors of each fund are described more fully in the funds' prospectus and Statement of Additional Information.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $9,450,524,000 and $1,083,523,000 for the T. Rowe Price Reserve Fund and the T. Rowe Price Government Reserve Fund, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	April 23, 2008